Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of inventories [line items]
Write down on inventories	$ 43.5	$ 21.1
Reversed write downs of inventories	6.2	$ 7.3
Evinrude [member]
Disclosure of inventories [line items]
Write down on inventories	$ 20.4